Notes Payable and Trade Payable	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
NOTES PAYABLE AND TRADE PAYABLE	NOTES PAYABLE AND TRADE PAYABLES

	December 31
	2021	2020
Notes payable	$366	$254
Trade payables	52,892	29,616
	$53,258	$29,870
The average term of payment is two to four months. The Company has financial risk management policies in place to ensure that all payables are paid within the pre-agreed terms.